[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

February 25, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds
Securities Act File No. 333-153445 Investment Company Act File No. 811-22235
Post-Effective Amendment No. 18

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act because of certain material changes to the AQR Diversified Arbitrage Fund’s (the “Fund”) principal investment strategies and risks. The Fund is making these changes to clarify and provide additional disclosure regarding how the Fund is managed. Specifically, the Fund has added disclosure to the Prospectus to state that the Fund may invest in distressed investments (short-term debt, distressed securities and straight debt), “SPACs” (Special Purpose Acquisition Corporations), “PIPEs” (Private Investments in Public Equities), IPOs (Initial Public Offerings), SEOs (Seasoned Equity Offerings), warrants and spin-offs as part of it principal investment strategies In addition, the Fund has added disclosure regarding the types of derivative instruments it may use. As a result, the disclosure under the captions “Principal Investment Strategies” and “Principal Risks” has been revised to describe the Fund’s strategies as well as the risks arising from the use of such strategies, including “IPO Risk and “Basis Risk”. In addition, the Fund has incorporated into this Amendment, a number of prospectus supplements updating disclosure elsewhere in the Registration Statement.

Except as mentioned above, there have been no material changes to the Fund’s disclosure and operations. Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other AQR Funds. Consequently, on behalf of the Fund, we hereby request that the Amendment be given limited review by the Staff.

On or before April 28, 2011, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Securities and Exchange Commission

February 25, 2011

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8681.

Very truly yours,

/s/ Jack D. Cohen

Jack D. Cohen

Enclosures

cc:	Brendan R. Kalb, Esq.
Nicole DonVito, Esq.
Rose F. DiMartino, Esq.